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North American Security Life Insurance Company
116 Huntington Avenue
Boston, MA  02116



May 5, 1997

VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:   NASL Variable Account
           Registration statement on Form N-4
           File No. 33-76162
           -----------------

Dear Sirs:

     Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 1, 1997 for the above-mentioned registrant contains no changes from the form of prospectus and statement of additional information for the Trust contained in post-effective amendment No. 3 under the Securities Act of 1933 to the registrant's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 29, 1997 via EDGAR.

Very truly yours,

/s/ BETSY ANNE SEEL

Betsy Anne Seel
Counsel